SEVERANCE CHARGES (Tables)	12 Months Ended
Feb. 02, 2018
Restructuring and Related Activities [Abstract]
Schedule of Activity Related to Severance Liability
The following table sets forth the activity related to the Company's severance liability for the respective periods:

Severance Costs
(in millions)
Balance as of January 29, 2016	$26
Severance liability assumed through EMC merger transaction	70
Severance charges to provision	541
Cash paid and other	(221)
Balance as of February 3, 2017	416
Severance charges to provision	159
Cash paid and other	(400)
Balance as of February 2, 2018	$175

Allocation of Severance Costs
Severance costs are included in cost of net revenue, selling, general, and administrative expenses, and research and development expenses in the Consolidated Statements of Income (Loss) as follows:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Severance charges:
Cost of net revenue	$46	$122
Selling, general, and administrative	46	355
Research and development	67	64
Total	$159	$541